UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3694

                    Oppenheimer Gold & Special Minerals Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

           Date of reporting period: July 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                   5.4%
--------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR, B Shares                 5.2
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                                       4.8
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                               4.7
--------------------------------------------------------------------------------
Glamis Gold Ltd.                                                            4.3
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                 4.2
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                        3.7
--------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.)                                          3.6
--------------------------------------------------------------------------------
IAMGOLD Corp.                                                               3.4
--------------------------------------------------------------------------------
Placer Dome, Inc.                                                           3.2

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

GEOGRAPHIC HOLDINGS

Canada                    44.7%
United States             21.7
South Africa              14.6
Brazil                     5.4
Peru                       5.2
Australia                  3.6
United Kingdom             2.1
Hong Kong                  1.9
Ireland                    0.8

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/19/83. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. The ending account value shown in the graph is net of the applicable 1% contingent deferred sales charge. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                  12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING      ENDING        EXPENSES
                             ACCOUNT        ACCOUNT       PAID DURING
                             VALUE          VALUE         6 MONTHS ENDED
                             (7/1/04)       (12/31/04)    DECEMBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00     $ 1,185.30    $  7.00
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00       1,018.75       6.46
--------------------------------------------------------------------------------
Class B Actual                 1,000.00       1,180.30      11.34
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00       1,014.78      10.49
--------------------------------------------------------------------------------
Class C Actual                 1,000.00       1,180.50      11.01
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00       1,015.08      10.18
--------------------------------------------------------------------------------
Class N Actual                 1,000.00       1,183.00       8.70
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00       1,017.19       8.04

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A         1.27%
--------------------------
Class B         2.06
--------------------------
Class C         2.00
--------------------------
Class N         1.58
--------------------------------------------------------------------------------


                  13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------
ENERGY--3.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
FMC Technologies,
Inc. 1                                                 61,500   $     1,980,300
--------------------------------------------------------------------------------
Global Industries Ltd. 1                              170,000         1,409,300
--------------------------------------------------------------------------------
Unit Corp. 1                                           40,000         1,528,400
                                                                ----------------
                                                                      4,918,000

--------------------------------------------------------------------------------
OIL & GAS--2.0%
ATP Oil & Gas Corp. 1                                 120,000         2,229,600
--------------------------------------------------------------------------------
Plains Exploration &
Production Co. 1                                       80,000         2,080,000
--------------------------------------------------------------------------------
Whiting Petroleum
Corp. 1                                               110,100         3,330,525
                                                                ----------------
                                                                      7,640,125

--------------------------------------------------------------------------------
MATERIALS--95.6%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Westlake Chemical
Corp.                                                  50,000         1,670,000
--------------------------------------------------------------------------------
METALS & MINING--95.2%
Agnico-Eagle Mines
Ltd.                                                  350,900         4,824,875
--------------------------------------------------------------------------------
Alcan, Inc. 2                                          68,400         3,354,336
--------------------------------------------------------------------------------
Alcoa, Inc.                                           223,700         7,028,654
--------------------------------------------------------------------------------
Aleris International,
Inc. 1                                                244,500         4,136,940
--------------------------------------------------------------------------------
Anglo American
Platinum Corp. Ltd.                                    28,673           585,293
--------------------------------------------------------------------------------
Anglo American
Platinum Corp. Ltd.                                   155,626         5,718,142
--------------------------------------------------------------------------------
AngloGold Ashanti
Ltd., Sponsored ADR                                   501,293        18,222,001
--------------------------------------------------------------------------------
Antofagasta plc                                       308,800         6,646,024
--------------------------------------------------------------------------------
Barrick Gold Corp. 2                                  391,900         9,491,818
--------------------------------------------------------------------------------
Bema Gold Corp. 1,3                                 2,220,000         6,793,200
--------------------------------------------------------------------------------
Cambior, Inc. 1                                     2,200,000         5,894,085
--------------------------------------------------------------------------------
Celtic Resources
Holdings plc 1                                        400,000         3,122,912
--------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                 450,000         8,290,907
--------------------------------------------------------------------------------
Coeur d'Alene
Mines Corp. 1                                       1,095,500         4,305,315

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Companhia de
Minas Buenaventura
SA, Sponsored ADR,
B Shares                                              860,000   $    19,694,000
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, Sponsored
ADR                                                   838,000        20,430,440
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1                               1,860,600         5,512,774
--------------------------------------------------------------------------------
Falconbridge Ltd.                                     160,000         4,153,069
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd. 1                                       618,800         9,632,033
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                638,300         2,759,583
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc. 1                                       36,400           839,384
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B                                                 420,000        16,056,600
--------------------------------------------------------------------------------
Fujian Zijin Mining
Industry Co. Ltd.                                  15,600,000         7,074,762
--------------------------------------------------------------------------------
Glamis Gold Ltd. 1                                    955,200        16,391,232
--------------------------------------------------------------------------------
Gold Fields Ltd.,
Sponsored ADR                                         540,000         6,739,200
--------------------------------------------------------------------------------
Goldcorp, Inc.                                        310,000         4,662,400
--------------------------------------------------------------------------------
Golden Star
Resources Ltd. 1                                    1,452,800         5,825,728
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Ltd.,
Sponsored ADR                                         723,000         6,702,210
--------------------------------------------------------------------------------
IAMGOLD Corp. 5                                     1,971,000        13,028,310
--------------------------------------------------------------------------------
IAMGOLD Corp. 5                                       150,000         1,002,796
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                         208,800        17,752,864
--------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                1,100,000         7,931,000
--------------------------------------------------------------------------------
Kinross Gold Corp. 1                                1,475,290        10,386,042
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                 383,900         7,286,138
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                 480,000         9,105,600
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                1,014,850        13,882,188
--------------------------------------------------------------------------------
Newmont Mining
Corp. (Holding Co.) 2                                 304,005        13,500,862
--------------------------------------------------------------------------------
Northern Orion
Resources, Inc. 1                                     280,000           815,591


                  14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
NovaGold Resources,
Inc. 1                                                690,000   $     5,347,500
--------------------------------------------------------------------------------
Peter Hambro
Mining plc 1                                          160,000         1,562,800
--------------------------------------------------------------------------------
Placer Dome, Inc.                                     647,300        12,208,078
--------------------------------------------------------------------------------
Randgold Resources
Ltd., ADR 1                                           665,800         7,590,120
--------------------------------------------------------------------------------
Royal Gold, Inc. 2                                    550,000        10,032,000
--------------------------------------------------------------------------------
Southwestern
Resources Corp. 1                                     267,100         2,764,295
--------------------------------------------------------------------------------
Wheaton River
Minerals Ltd. 1                                     2,300,000         7,486,542
--------------------------------------------------------------------------------
Yamana Gold, Inc. 1                                 1,489,600         4,475,700
                                                                ----------------
                                                                    361,046,343
                                                                ----------------

Total Common Stocks
(Cost $310,092,310)                                                 375,274,468
                                                                ----------------

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.2%
--------------------------------------------------------------------------------
Eldorado Gold Corp.
Wts., Exp. 8/25/05 1                                  240,000            66,102
--------------------------------------------------------------------------------
Goldcorp, Inc. Wts.,
Exp. 4/30/07 1,4                                        7,500            63,675
--------------------------------------------------------------------------------
Nevsun Resources Ltd.
Wts., Exp. 12/19/08 1                                  70,000            78,491

                                                                          VALUE
                                                        UNITS        SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
--------------------------------------------------------------------------------
Wheaton River
Minerals Ltd. Wts.:
Exp. 5/30/07 1                                        125,000   $       246,213
Exp. 8/25/08 1                                        150,000           206,568
                                                                ----------------

Total Rights, Warrants
and Certificates (Cost $213,334)                                        661,049

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
--------------------------------------------------------------------------------
Undivided interest of 0.44% in joint repurchase
agreement (Principal Amount/Value $1,103,300,000,
with a maturity value of $1,103,498,594) with
UBS Warburg LLC, 2.16%, dated 12/31/04, to be
repurchased at $4,848,873 on 1/3/05,
collateralized by Federal National Mortgage
Assn., 5%, 3/1/34, with a value of
$1,127,561,486 (Cost $4,848,000)                  $ 4,848,000         4,848,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $315,153,644)                                     100.4%      380,783,517
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                             (0.4)       (1,611,705)
                                                  ------------------------------
NET ASSETS                                              100.0%  $   379,171,812
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                    CONTRACTS     EXPIRATION    EXERCISE      PREMIUM          VALUE
                              SUBJECT TO CALL          DATES       PRICE     RECEIVED     SEE NOTE 1
----------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                 1,000        2/21/05     $ 15.00   $   61,249   $     20,000
Alcan, Inc.                               500        1/24/05       45.00       50,999        205,000
Barrick Gold Corp.                      1,000        1/24/05       25.00       48,998         30,000
Barrick Gold Corp.                      1,000        1/24/05       22.50       55,184        180,000
Newmont Mining Corp.
(Holding Co.)                             500        1/24/05       45.00       83,556         42,500
Newmont Mining Corp.
(Holding Co.)                           1,000        1/24/05       50.00       94,248          5,000
Royal Gold, Inc.                        2,000        1/24/05       17.50      107,781        190,000
Royal Gold, Inc.                        1,000        4/18/05       20.00       75,618         95,000
                                                                           -------------------------
                                                                           $  577,631   $    767,500
                                                                           =========================


                  15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

3. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                    CONTRACTS     EXPIRATION    EXERCISE      PREMIUM          VALUE
                               SUBJECT TO PUT          DATES       PRICE     RECEIVED     SEE NOTE 1
----------------------------------------------------------------------------------------------------
AMCOL International Corp.                500         3/21/05     $ 15.00   $   44,298   $         --
AngloGold Ashanti Ltd.,
Sponsored ADR                            500         1/24/05       35.00       23,249         17,500
AngloGold Ashanti Ltd.,
Sponsored ADR                          1,000         4/18/05       30.00      116,148         45,000
Apex Silver Mines Ltd.                   500         1/24/05       15.00       22,889             --
Apex Silver Mines Ltd.                 1,000         1/24/05       17.50      111,997         75,000
Glamis Gold Ltd.                         490         1/24/05       20.00       59,779        134,750
Glamis Gold Ltd.                         500         2/21/05       20.00       73,893        145,000
Glamis Gold Ltd.                       1,000         2/21/05       17.50       98,128        110,000
Harmony Gold Mining Co.
Ltd., Sponsored ADR                      500         2/21/05       10.00       34,499         52,500
IAMGOLD Corp.                            500         3/21/05        7.50       53,499         57,500
Ivanhoe Mines Ltd.                     1,000         3/21/05        5.00       30,299             --
Placer Dome, Inc.                      1,000         3/21/05       17.50       80,498         60,000
Tiffany & Co.                            500         2/21/05       30.00       98,498         27,500
                                                                           -------------------------
                                                                           $  847,674   $    724,750
                                                                           =========================

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $63,675, which represents 0.02% of the Fund's net assets. See Note 7 of Notes to Financial Statements.

5. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

--------------------------------------------------------------------------------
GEOGRAPHIC HOLDINGS
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     VALUE           PERCENT
--------------------------------------------------------------------------------
Canada                                         $  170,084,681              44.7%
United States                                      82,566,000              21.7
South Africa                                       55,719,710              14.6
Brazil                                             20,430,440               5.4
Peru                                               19,694,000               5.2
Australia                                          13,882,188               3.6
United Kingdom                                      8,208,824               2.1
Hong Kong                                           7,074,762               1.9
Ireland                                             3,122,912               0.8
                                               ---------------------------------
Total                                          $  380,783,517             100.0%
                                               =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2004
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $315,153,644)--see accompanying statement of investments   $  380,783,517
------------------------------------------------------------------------------------------------------
Cash                                                                                          304,474
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            861,427
Interest and dividends                                                                        192,238
Other                                                                                           6,951
                                                                                       ---------------
Total assets                                                                              382,148,607

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $1,425,305)
--see accompanying statement of investments                                                 1,492,250
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                      1,038,266
Distribution and service plan fees                                                            229,460
Transfer and shareholder servicing agent fees                                                  70,979
Shareholder communications                                                                     58,788
Trustees' compensation                                                                         29,453
Investments purchased                                                                          20,010
Other                                                                                          37,589
                                                                                       ---------------
Total liabilities                                                                           2,976,795

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  379,171,812
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $  306,151,568
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (8,157,344)
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions             15,610,789
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                              65,566,799
                                                                                       ---------------
NET ASSETS                                                                             $  379,171,812
                                                                                       ===============


                  17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $252,686,844
and 13,596,255 shares of beneficial interest outstanding)                                            $  18.59
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $  19.72
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $63,178,165 and 3,475,474 shares
of beneficial interest outstanding)                                                                  $  18.18
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $58,291,993 and 3,212,996 shares
of beneficial interest outstanding)                                                                  $  18.14
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $5,014,810 and 272,943 shares of
beneficial interest outstanding)                                                                     $  18.37

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $86,514)          $    1,958,009
--------------------------------------------------------------------------------
Interest                                                                 63,502
                                                                 ---------------
Total investment income                                               2,021,511

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,294,286
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 275,905
Class B                                                                 304,580
Class C                                                                 268,787
Class N                                                                  10,737
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 255,792
Class B                                                                  74,024
Class C                                                                  54,345
Class N                                                                   5,829
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  34,080
Class B                                                                  11,860
Class C                                                                   6,401
Class N                                                                     684
--------------------------------------------------------------------------------
Custodian fees and expenses                                              41,473
--------------------------------------------------------------------------------
Trustees' compensation                                                    6,324
--------------------------------------------------------------------------------
Other                                                                    27,016
                                                                 ---------------
Total expenses                                                        2,672,123
Less reduction to custodian expenses                                     (2,791)
Less payments and waivers of expenses                                       (17)
                                                                 ---------------
Net expenses                                                          2,669,315

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (647,804)


                  19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                                  $    9,155,330
Closing and expiration of option contracts written                                          3,100,082
Foreign currency transactions                                                               4,031,702
                                                                                       --------------
Net realized gain                                                                          16,287,114
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                39,295,679
Translation of assets and liabilities denominated in foreign currencies                     2,525,352
                                                                                       --------------
Net change in unrealized appreciation                                                      41,821,031

-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   57,460,341
                                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS              YEAR
                                                                                       ENDED             ENDED
                                                                           DECEMBER 31, 2004          JUNE 30,
                                                                                 (UNAUDITED)              2004
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                          $      (647,804)  $    (1,973,393)
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 16,287,114        48,604,521
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             41,821,031         4,999,790
                                                                             ----------------------------------
Net increase in net assets resulting from operations                              57,460,341        51,630,918

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (5,465,989)       (7,773,469)
Class B                                                                             (900,623)       (2,018,639)
Class C                                                                             (919,499)       (1,584,832)
Class N                                                                              (88,623)         (111,401)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                          (12,252,400)       (4,608,810)
Class B                                                                           (3,132,535)       (1,416,397)
Class C                                                                           (2,879,443)       (1,068,266)
Class N                                                                             (226,219)          (67,330)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           25,779,250        54,822,865
Class B                                                                              660,249         7,547,612
Class C                                                                            5,546,230        17,117,407
Class N                                                                              802,563         2,392,497

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase                                                                    64,383,302       114,862,155
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                              314,788,510       199,926,355
                                                                             ----------------------------------
End of period (including accumulated net investment loss of
$8,157,344 and $134,806, respectively)                                       $   379,171,812   $   314,788,510
                                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                        DECEMBER 31, 2004                                                                JUNE 30,
CLASS A                                       (UNAUDITED)        2004            2003          2002            2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   16.89       $   13.79       $   13.37     $    9.91       $    8.80     $    9.85
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                     (.01) 1         (.07) 1          .07           .19             .14           .06
Net realized and unrealized gain (loss)          3.09            4.37 1           .50          3.74            1.20          (.91)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                 3.08            4.30             .57          3.93            1.34          (.85)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.43)           (.75)           (.15)         (.47)           (.23)         (.20)
Distributions from net realized gain             (.95)           (.45)             --            --              --            --
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.38)          (1.20)           (.15)         (.47)           (.23)         (.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   18.59       $   16.89       $   13.79     $   13.37       $    9.91     $    8.80
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              18.53%          29.93%           4.35% 3      41.56%          15.60%        (8.83)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 252,687       $ 206,696       $ 131,183     $ 117,794       $  57,294     $  61,298
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 230,937       $ 195,859       $ 128,266     $  76,482       $  54,347     $  72,512
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                    (0.12)%         (0.40)%          0.46%         0.34%           1.82%         0.66%
Total expenses                                   1.27% 5,6       1.27% 5,6       1.40% 5       1.45% 5,6       1.34% 5       1.41% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            41%            108%            134%           60%             25%           36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                       DECEMBER 31, 2004                                                                 JUNE 30,
CLASS B                                      (UNAUDITED)         2004            2003          2002            2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   16.48       $   13.50       $   13.10     $    9.73       $    8.63     $    9.67
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                     (.08) 1         (.21) 1         (.01)          .16             .09           .01
Net realized and unrealized gain (loss)          3.00            4.28 1           .47          3.62            1.16          (.92)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                 2.92            4.07             .46          3.78            1.25          (.91)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.27)           (.64)           (.06)         (.41)           (.15)         (.13)
Distributions from net realized gain             (.95)           (.45)             --            --              --            --
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.22)          (1.09)           (.06)         (.41)           (.15)         (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   18.18       $   16.48       $   13.50     $   13.10       $    9.73     $    8.63
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              18.03%          28.91%           3.57% 3      40.46%          14.76%        (9.52)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  63,178       $  56,502       $  41,426     $  36,585       $  16,990     $  15,907
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  60,727       $  57,639       $  38,243     $  23,133       $  14,554     $  16,624
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                    (0.90)%         (1.19)%         (0.34)%       (0.51)%          0.98%        (0.17)%
Total expenses                                   2.06% 5,6       2.06% 5,6       2.18% 5       2.22% 5,6       2.11% 5       2.19% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            41%            108%            134%           60%             25%           36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                         DECEMBER 31, 2004                                                               JUNE 30,
CLASS C                                        (UNAUDITED)       2004            2003          2002            2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   16.47       $   13.51       $   13.11     $    9.74       $    8.66     $    9.69
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                     (.08) 1         (.20) 1          .09           .15             .13           .01
Net realized and unrealized gain (loss)          3.00            4.27 1           .38          3.63            1.12          (.91)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                 2.92            4.07             .47          3.78            1.25          (.90)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.30)           (.66)           (.07)         (.41)           (.17)         (.13)
Distributions from net realized gain             (.95)           (.45)             --            --              --            --
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.25)          (1.11)           (.07)         (.41)           (.17)         (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   18.14       $   16.47       $   13.51     $   13.11       $    9.74     $    8.66
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              18.05%          28.90%           3.63% 3      40.46%          14.71%        (9.42)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  58,292       $  47,810       $  25,899     $  17,526       $   8,344     $   6,279
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  53,643       $  44,168       $  21,672     $  11,090       $   6,714     $   6,579
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                    (0.85)%         (1.11)%         (0.26)%       (0.38)%          1.01%        (0.13)%
Total expenses                                   2.00% 5         1.99% 5,6       2.13% 5       2.22% 5,6       2.11% 5       2.19% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            41%            108%            134%           60%             25%           36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                           SIX MONTHS                                                       YEAR
                                                                ENDED                                                      ENDED
                                                    DECEMBER 31, 2004                                                   JUNE 30,
CLASS N                                                   (UNAUDITED)        2004            2003           2002          2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    16.69      $    13.68      $    13.31     $     9.89      $     9.11
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 (.04) 2         (.13) 2          .01            .47            (.06)
Net realized and unrealized gain                             3.04            4.33 2           .53           3.40             .84
                                                       ---------------------------------------------------------------------------
Total from investment operations                             3.00            4.20             .54           3.87             .78
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.37)           (.74)           (.17)          (.45)             --
Distributions from net realized gain                         (.95)           (.45)             --             --              --
                                                       ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (1.32)          (1.19)           (.17)          (.45)             --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    18.37      $    16.69      $    13.68     $    13.31      $     9.89
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          18.30%          29.40%           4.17% 4       40.97%           8.56%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    5,015      $    3,781      $    1,419     $      130      $        1
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    4,291      $    2,857      $      775     $       34      $        1
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                (0.43)%         (0.71)%          0.13%          1.87%          (2.09)%
Total expenses                                               1.58%           1.62%           1.80%          1.69%           1.11%
Expenses after payments and waivers and
reduction to custodian expenses                               N/A 6,7         N/A 6,7        1.69%           N/A 6,7         N/A 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        41%            108%            134%            60%             25%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with


                  26 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                  27 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      At December 31, 2004 the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended June 30, 2004, the Fund did not utilize any capital loss carryforward.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended December 31, 2004, the Fund's projected benefit obligations were increased by $2,043 resulting in an accumulated liability of $20,971 as of December 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share-


                  28 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND holder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED DECEMBER 31, 2004            YEAR ENDED JUNE 30, 2004
                                               SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        2,932,633    $   54,875,898         9,143,688    $  167,740,128
Dividends and/or
distributions reinvested                      803,481        14,422,496           496,368         9,778,451
Redeemed                                   (2,376,277)      (43,519,144) 1     (6,913,367)     (122,695,714)
                                           -----------------------------------------------------------------
Net increase                                1,359,837    $   25,779,250         2,726,689    $   54,822,865
                                           =================================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                          470,920    $    8,462,942         1,951,802    $   35,619,578
Dividends and/or
distributions reinvested                      197,784         3,475,029           154,954         2,990,617
Redeemed                                     (621,529)      (11,277,722) 1     (1,746,193)      (31,062,583)
                                           -----------------------------------------------------------------
Net increase                                   47,175    $      660,249           360,563    $    7,547,612
                                           =================================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                          550,879    $   10,037,525         2,881,536    $   51,615,696
Dividends and/or
distributions reinvested                      172,550         3,024,851            99,688         1,922,988
Redeemed                                     (412,839)       (7,516,146) 1     (1,996,342)      (36,421,277)
                                           -----------------------------------------------------------------
Net increase                                  310,590    $    5,546,230           984,882    $   17,117,407
                                           =================================================================


                  29 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                     SIX MONTHS ENDED DECEMBER 31, 2004            YEAR ENDED JUNE 30, 2004
                                               SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                          149,745    $    2,793,017           232,615    $    4,367,770
Dividends and/or
distributions reinvested                       14,862           263,812             9,048           176,533
Redeemed                                     (118,133)       (2,254,266) 1       (118,946)       (2,151,806)
                                             ---------------------------------------------------------------
Net increase                                   46,474    $      802,563           122,717    $    2,392,497
                                             ===============================================================

1. Net of redemption fees of $3,011, $752, $695, and $60 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2004, were $161,904,787 and $142,527,023, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2004, the Fund paid $379,016 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to


                  30 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B, Class C and Class N shares were $1,554,723, $748,971 and $54,582, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B          CLASS C          CLASS N
                                CLASS A        CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                              FRONT-END          DEFERRED          DEFERRED         DEFERRED         DEFERRED
                          SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS                  RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY
ENDED                       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------
December 31, 2004              $ 74,832           $ 4,458          $ 88,927         $ 40,566          $ 5,637

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2004, OFS waived $4, $1 and $12 for Class A, Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                  31 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended December 31, 2004 was as follows:

                                            CALL OPTIONS                     PUT OPTIONS
                            -----------------------------   -----------------------------
                               NUMBER OF       AMOUNT OF       NUMBER OF       AMOUNT OF
                               CONTRACTS        PREMIUMS       CONTRACTS        PREMIUMS
-----------------------------------------------------------------------------------------
Options outstanding as of
June 30, 2004                     17,400    $  1,556,267          16,000    $  1,204,544
Options written                   12,500       1,080,861          34,400       3,088,199
Options closed or expired        (14,791)     (1,403,491)        (37,100)     (3,108,500)
Options exercised                 (7,109)       (656,006)         (4,310)       (336,569)
                                 --------------------------------------------------------
Options outstanding as of
December 31, 2004                  8,000    $    577,631           8,990    $    847,674
                                 ========================================================


                  32 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  33 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 34 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)